Organization and Nature of Operations - Variable interest entity (Details)	12 Months Ended
Dec. 31, 2025 shareholder
Variable interest entity
Percent of equity interests in a value added telecommunication service provider	50.00%
Beijing CHJ
Variable interest entity
Power of attorney period (in years)	10 years
Beijing CHJ | Spouses of shareholders
Variable interest entity
Number of shareholders' spousal consent letters	2
Ownership percent	100.00%
Xindian Information | Spouses of shareholders
Variable interest entity
Number of shareholders' spousal consent letters	9
Ownership percent	98.10%
Wheels Technology
Variable interest entity
Power of attorney period (in years)	10 years
Wheels Technology | Beijing CHJ | Exclusive Consultation and Service Agreements
Variable interest entity
Service fee payment period (in days)	10 days
Service fee payment period with which after end of relevant calendar quarter (in days)	30 days
Contract term (in years)	10 years
Equity interests agreed to pledge (as a percent)	100.00%